Accounts and Notes Receivable, Net (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Accounts and Notes Receivable, Net (Textual)
Notes receivable	$ 75
Allowance for doubtful accounts receivable	$ 300	$ 400